Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and tangible assets in progress	Total
	(€ million)
Gross carrying amount at January 1, 2018	€885	€8,494	€51,053	€3,003	€2,812	€66,247
Additions	7	183	1,976	84	811	3,061
Divestitures	(11)	(16)	(872)	(40)	(5)	(944)
Translation differences	(10)	(34)	123	57	47	183
Transfer to Assets held for sale	(21)	(401)	(3,870)	(294)	(299)	(4,885)
Other changes	1	113	1,607	56	(1,838)	(61)
At December 31, 2018	851	8,339	50,017	2,866	1,528	63,601
IFRS 16 adoption effect	26	888	77	78	—	1,069
Balance at January 1, 2019	877	9,227	50,094	2,944	1,528	64,670
Additions	33	274	1,587	222	3,287	5,403
Divestitures	(40)	(46)	(1,135)	(124)	(3)	(1,348)
Change in the scope of consolidation	—	—	63	—	1	64
Translation differences	8	96	507	45	19	675
Transfer to Assets held for sale	(15)	(149)	(502)	(17)	(23)	(706)
Other changes	36	25	857	(4)	(886)	28
At December 31, 2019	899	9,427	51,471	3,066	3,923	68,786
Accumulated depreciation and impairment losses at January 1, 2018	37	3,298	32,082	1,800	16	37,233
Depreciation	—	283	3,303	262	—	3,848
Divestitures	(5)	—	(851)	(34)	—	(890)
Impairment losses and asset write-offs	—	—	140	—	4	144
Translation differences	—	(1)	89	30	—	118
Transfer to Assets held for sale	—	(204)	(2,663)	(223)	(2)	(3,092)
Other changes	—	(11)	(68)	20	(8)	(67)
At December 31, 2018	32	3,365	32,032	1,855	10	37,294
IFRS 16 adoption effect	—	—	—	—	—	—
Balance at January 1, 2019	32	3,365	32,032	1,855	10	37,294
Depreciation	3	411	2,876	323	—	3,613
Divestitures	(2)	(32)	(1,098)	(115)	—	(1,247)
Impairment losses and asset write-offs	—	2	618	16	—	636
Change in the scope of consolidation	—	—	11	—	—	11
Translation differences	—	29	305	25	—	359
Transfer to Assets held for sale	(3)	(107)	(384)	(17)	(1)	(512)
Other changes	—	9	19	(4)	—	24
At December 31, 2019	30	3,677	34,379	2,083	9	40,178
Carrying amount at December 31, 2018	€819	€4,974	€17,985	€1,011	€1,518	€26,307
Carrying amount at December 31, 2019	€869	€5,750	€17,092	€983	€3,914	€28,608

Disclosure of quantitative information about right-of-use assets
Changes in Right-of-use assets are as follows:

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Total
	(€ million)
Balance at December 31, 2018	€—	€197	€129	€—	€326
IFRS 16 adoption effect	26	888	77	78	1,069
Balance at January 1, 2019(1)	26	1,085	206	78	1,395
Depreciation	(3)	(150)	(100)	(93)	(346)
Additions	11	167	236	163	577
Change in the scope of consolidation	—	18	26	—	44
Translation differences	1	24	2	1	28
Other	(28)	(24)	(21)	(4)	(77)
Balance at December 31, 2019	€7	€1,120	€349	€145	€1,621
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(1) The opening balance as of January 1, 2019 includes €326 million of assets previously recognized in accordance with IAS 17.

Disclosure of property, plant, and equipment pledged as security
The carrying amounts of Property, plant and equipment of the Group (excluding the Right-of-Use assets described above) reported as pledged as security for debt and other commitments, primarily relating to our operations in Brazil, are summarized as follows:

	At December 31,
	2019	2018
	(€ million)
Land and industrial buildings pledged as security for debt	€777	€892
Plant and machinery pledged as security for debt and other commitments	855	1,241
Other assets pledged as security for debt and other commitments	5	81
Total Property, plant and equipment pledged as security for debt and other commitments	€1,637	€2,214